Contingency (Details Narrative) - USD ($)	Jul. 14, 2025	Jul. 07, 2025
Subsequent Event [Line Items]
Claimants amount paid	$ 78,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Claimants amount paid		$ 78,000